Expense Example, No Redemption - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Global Equity Income Fund - Class C
Expense Example, No Redemption:
1 Year	$ 200
3 Years	618
5 Years	1,062
10 Years	2,102
Fidelity Advisor Global Equity Income Fund - Class Z
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor Global Equity Income Fund - Class A
Expense Example, No Redemption:
1 Year	692
3 Years	940
5 Years	1,207
10 Years	1,967
Fidelity Advisor Global Equity Income Fund - Class M
Expense Example, No Redemption:
1 Year	493
3 Years	796
5 Years	1,120
10 Years	2,035
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	$ 1,166